Significant Accounting Policies and Pronouncements - Schedule of terms and method used to calculate amortization of intangible assets (Details)	12 Months Ended
Jul. 31, 2022
Domain names
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight line
Useful life of finite life intangible assets	10 years
Health Canada licenses
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight line
Useful life of finite life intangible assets	20 years
Software
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight line
Useful life of finite life intangible assets	3-5 years
Patents/Production Know-How
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight line
Useful life of finite life intangible assets	6-20 years
Brands
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight line
Useful life of finite life intangible assets	3 years